INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 4,340,252	R$ 4,356,670
Packaging [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	170,163	170,163
Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	449,592	460,782
Mining [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,236,402
Other Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	15,225	15,225
Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	468,870	474,098
Goodwill [member]
IfrsStatementLineItems [Line Items]
Cash generating unity	4,126,255	4,131,483
Goodwill [member] | Packaging [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	170,163	170,163
Goodwill [member] | Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	235,595	235,595
Goodwill [member] | Mining [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,236,402
Goodwill [member] | Other Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	15,225	15,225
Goodwill [member] | Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	468,870	474,098
Trademark [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	213,997	225,187
Trademark [Member] | Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 213,997	R$ 225,187